FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS [Abstract]
Assets Measured on Recurring Basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$230,006,837	$230,003,380
Liabilities
Warrant Liability – Public Warrants	1	38,755,000	20,700,000
Warrant Liability – Private Warrants	3	$23,100,000	$12,144,000

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$230,003,380
Liabilities
Warrant Liability – Public Warrants	1	$20,700,000
Warrant Liability – Private Warrants	3	$12,144,000

Changes in Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Level	Public	Level	Warrant Liability
Fair value as of December 31, 2020	$12,144,000		$20,700,000		$32,844,000
Change in valuation inputs or other assumptions	10,956,000	3	18,055,000	1
Fair value as of March 31, 2021	$23,100,000		$38,755,000		$61,855,000

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Level	Public	Level	Warrant Liabilities
Fair value as of August 4, 2020	$—		$—		$—
Initial measurement on October 2, 2020	7,128,000	3	12,420,000	3	19,548,000
Change in valuation inputs or other assumptions	5,016,000	2	8,280,000	1	13,296,000
Fair value as of December 31, 2020	$12,144,000		$20,700,000		$32,844,000